UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2060
Target Date Retirement FundSM
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	154,199	$3,792
EuroPacific Growth Fund, Class R-6	51,004	2,174
The Growth Fund of America, Class R-6	99,236	3,791
The New Economy Fund, Class R-6	65,955	2,168
New Perspective Fund, Class R-6	112,487	3,797
New World Fund, Inc., Class R-6	46,166	2,172
SMALLCAP World Fund, Inc., Class R-6	94,584	3,791
		21,685
Growth-and-income funds 45%
American Mutual Fund, Class R-6	131,951	4,336
Capital World Growth and Income Fund, Class R-6	91,931	3,789
Fundamental Investors, Class R-6	90,173	4,338
International Growth and Income Fund, Class R-6	80,007	2,165
The Investment Company of America, Class R-6	151,652	4,880
Washington Mutual Investors Fund, Class R-6	133,166	4,902
		24,410
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	116,400	2,706
American Funds Global Balanced Fund, Class R-6	98,089	2,706
		5,412
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	192,240	2,703
Total investment securities 100% (cost: $59,331,000)		54,210
Other assets less liabilities 0%		(20)
Net assets 100%		$54,190
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$456
Gross unrealized depreciation on investment securities	(5,633)
Net unrealized depreciation on investment securities	(5,177)
Cost of investment securities	59,387
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 17

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	2,123,350	$52,213
EuroPacific Growth Fund, Class R-6	700,672	29,871
The Growth Fund of America, Class R-6	1,366,837	52,213
The New Economy Fund, Class R-6	908,547	29,862
New Perspective Fund, Class R-6	1,549,352	52,301
New World Fund, Inc., Class R-6	634,734	29,859
SMALLCAP World Fund, Inc., Class R-6	1,302,724	52,213
		298,532
Growth-and-income funds 45%
American Mutual Fund, Class R-6	1,814,930	59,639
Capital World Growth and Income Fund, Class R-6	1,266,118	52,177
Fundamental Investors, Class R-6	1,239,630	59,638
International Growth and Income Fund, Class R-6	1,101,901	29,822
The Investment Company of America, Class R-6	2,087,833	67,186
Washington Mutual Investors Fund, Class R-6	1,826,152	67,221
		335,683
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	1,601,692	37,239
American Funds Global Balanced Fund, Class R-6	1,349,728	37,239
		74,478
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,682,565	37,717
Total investment securities 100% (cost: $795,404,000)		746,410
Other assets less liabilities 0%		(290)
Net assets 100%		$746,120
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,875
Gross unrealized depreciation on investment securities	(51,006)
Net unrealized depreciation on investment securities	(49,131)
Cost of investment securities	795,541
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 17

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	5,473,989	$134,605
EuroPacific Growth Fund, Class R-6	1,805,824	76,986
The Growth Fund of America, Class R-6	3,523,701	134,606
The New Economy Fund, Class R-6	2,341,575	76,961
New Perspective Fund, Class R-6	3,994,225	134,831
New World Fund, Inc., Class R-6	1,635,784	76,951
SMALLCAP World Fund, Inc., Class R-6	3,358,418	134,605
		769,545
Growth-and-income funds 45%
American Mutual Fund, Class R-6	4,668,507	153,407
Capital World Growth and Income Fund, Class R-6	3,253,736	134,086
Fundamental Investors, Class R-6	3,195,338	153,728
International Growth and Income Fund, Class R-6	2,847,033	77,052
The Investment Company of America, Class R-6	5,392,433	173,529
Washington Mutual Investors Fund, Class R-6	4,714,030	173,523
		865,325
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	4,123,016	95,860
American Funds Global Balanced Fund, Class R-6	3,474,443	95,860
		191,720
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	6,996,514	98,371
Total investment securities 100% (cost: $1,944,398,000)		1,924,961
Other assets less liabilities 0%		(609)
Net assets 100%		$1,924,352
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$35,545
Gross unrealized depreciation on investment securities	(55,233)
Net unrealized depreciation on investment securities	(19,688)
Cost of investment securities	1,944,649
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 17

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	6,630,435	$163,042
EuroPacific Growth Fund, Class R-6	2,187,490	93,257
The Growth Fund of America, Class R-6	4,268,125	163,042
The New Economy Fund, Class R-6	2,836,474	93,227
New Perspective Fund, Class R-6	4,838,053	163,316
New World Fund, Inc., Class R-6	1,981,506	93,215
SMALLCAP World Fund, Inc., Class R-6	4,067,924	163,042
		932,141
Growth-and-income funds 44%
American Mutual Fund, Class R-6	5,479,347	180,051
Capital World Growth and Income Fund, Class R-6	3,803,471	156,741
Fundamental Investors, Class R-6	3,744,184	180,133
International Growth and Income Fund, Class R-6	3,454,061	93,481
The Investment Company of America, Class R-6	6,348,542	204,296
Washington Mutual Investors Fund, Class R-6	5,548,698	204,247
		1,018,949
Equity-income and Balanced funds 11%
American Balanced Fund, Class R-6	5,254,808	122,174
American Funds Global Balanced Fund, Class R-6	4,217,018	116,348
Capital Income Builder, Class R-6	207,792	11,460
The Income Fund of America, Class R-6	579,682	11,466
		261,448
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	8,453,827	118,861
Total investment securities 100% (cost: $2,367,563,000)		2,331,399
Other assets less liabilities 0%		(732)
Net assets 100%		$2,330,667
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$33,950
Gross unrealized depreciation on investment securities	(70,427)
Net unrealized depreciation on investment securities	(36,477)
Cost of investment securities	2,367,876
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 17

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	10,671,665	$262,416
EuroPacific Growth Fund, Class R-6	3,519,518	150,044
The Growth Fund of America, Class R-6	6,869,535	262,416
The New Economy Fund, Class R-6	4,563,688	149,996
New Perspective Fund, Class R-6	7,786,832	262,856
New World Fund, Inc., Class R-6	3,188,396	149,990
SMALLCAP World Fund, Inc., Class R-6	6,547,311	262,416
		1,500,134
Growth-and-income funds 39%
American Mutual Fund, Class R-6	7,688,878	252,657
Capital World Growth and Income Fund, Class R-6	5,206,699	214,568
Fundamental Investors, Class R-6	5,262,117	253,160
International Growth and Income Fund, Class R-6	5,213,316	141,093
The Investment Company of America, Class R-6	9,060,737	291,575
Washington Mutual Investors Fund, Class R-6	8,180,275	301,116
		1,454,169
Equity-income and Balanced funds 16%
American Balanced Fund, Class R-6	9,663,163	224,668
American Funds Global Balanced Fund, Class R-6	7,122,906	196,521
Capital Income Builder, Class R-6	1,692,110	93,320
The Income Fund of America, Class R-6	4,717,390	93,310
		607,819
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	13,656,434	192,009
Total investment securities 100% (cost: $3,771,045,000)		3,754,131
Other assets less liabilities 0%		(1,389)
Net assets 100%		$3,752,742
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$91,245
Gross unrealized depreciation on investment securities	(108,711)
Net unrealized depreciation on investment securities	(17,466)
Cost of investment securities	3,771,597
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 17

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 39%	Shares	Value (000)
AMCAP Fund, Class R-6	11,483,686	$282,384
EuroPacific Growth Fund, Class R-6	3,929,822	167,535
The Growth Fund of America, Class R-6	7,392,247	282,384
The New Economy Fund, Class R-6	4,777,066	157,009
New Perspective Fund, Class R-6	8,689,810	293,337
New World Fund, Inc., Class R-6	3,339,324	157,090
SMALLCAP World Fund, Inc., Class R-6	7,045,505	282,384
		1,622,123
Growth-and-income funds 35%
American Mutual Fund, Class R-6	7,632,448	250,802
Capital World Growth and Income Fund, Class R-6	5,057,921	208,437
Fundamental Investors, Class R-6	5,224,306	251,342
International Growth and Income Fund, Class R-6	4,650,788	125,869
The Investment Company of America, Class R-6	9,139,059	294,095
Washington Mutual Investors Fund, Class R-6	9,135,977	336,295
		1,466,840
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	10,782,280	250,688
American Funds Global Balanced Fund, Class R-6	9,086,279	250,691
Capital Income Builder, Class R-6	3,040,233	167,669
The Income Fund of America, Class R-6	8,457,249	167,284
		836,332
Fixed income funds 6%
American Funds Inflation Linked Bond Fund, Class R-6	2,128,293	19,857
U.S. Government Securities Fund, Class R-6	17,150,719	241,139
		260,996
Total investment securities 100% (cost: $4,216,029,000)		4,186,291
Other assets less liabilities 0%		(1,685)
Net assets 100%		$4,184,606
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$92,740
Gross unrealized depreciation on investment securities	(122,925)
Net unrealized depreciation on investment securities	(30,185)
Cost of investment securities	4,216,476
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 6 of 17

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 31%	Shares	Value (000)
AMCAP Fund, Class R-6	13,186,201	$324,249
EuroPacific Growth Fund, Class R-6	5,191,208	221,311
The Growth Fund of America, Class R-6	8,488,186	324,249
The New Economy Fund, Class R-6	4,035,217	132,626
New Perspective Fund, Class R-6	11,372,517	383,896
New World Fund, Inc., Class R-6	3,136,457	147,547
SMALLCAP World Fund, Inc., Class R-6	7,721,991	309,497
		1,843,375
Growth-and-income funds 35%
American Mutual Fund, Class R-6	10,768,293	353,846
Capital World Growth and Income Fund, Class R-6	7,135,279	294,045
Fundamental Investors, Class R-6	7,369,544	354,549
International Growth and Income Fund, Class R-6	6,600,304	178,630
The Investment Company of America, Class R-6	12,899,652	415,111
Washington Mutual Investors Fund, Class R-6	12,889,947	474,479
		2,070,660
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	15,158,289	352,430
American Funds Global Balanced Fund, Class R-6	12,788,578	352,837
Capital Income Builder, Class R-6	4,294,892	236,863
The Income Fund of America, Class R-6	11,945,196	236,276
		1,178,406
Fixed income funds 14%
American Funds Inflation Linked Bond Fund, Class R-6	15,480,498	144,433
American Funds Mortgage Fund, Class R-6	6,901,707	70,673
Capital World Bond Fund, Class R-6	3,713,793	70,674
Intermediate Bond Fund of America, Class R-6	4,130,148	55,922
U.S. Government Securities Fund, Class R-6	33,272,101	467,806
		809,508
Total investment securities 100% (cost: $5,879,478,000)		5,901,949
Other assets less liabilities 0%		(2,455)
Net assets 100%		$5,899,494
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 7 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
U.S. Government Securities Fund, Class R-6	32,857,232	2,166,670	1,751,801	33,272,101	$1,616	$467,806
American Funds Inflation Linked Bond Fund, Class R-6	15,074,122	1,145,501	739,125	15,480,498	877	144,433
					$2,493	$612,239
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$165,176
Gross unrealized depreciation on investment securities	(143,301)
Net unrealized appreciation on investment securities	21,875
Cost of investment securities	5,880,074
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 8 of 17

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 19%	Shares	Value (000)
AMCAP Fund, Class R-6	9,375,792	$230,551
EuroPacific Growth Fund, Class R-6	4,065,304	173,312
The Growth Fund of America, Class R-6	5,635,952	215,293
New Perspective Fund, Class R-6	8,540,112	288,284
New World Fund, Inc., Class R-6	932,749	43,879
SMALLCAP World Fund, Inc., Class R-6	3,224,531	129,239
		1,080,558
Growth-and-income funds 34%
American Mutual Fund, Class R-6	10,536,538	346,231
Capital World Growth and Income Fund, Class R-6	6,982,532	287,750
Fundamental Investors, Class R-6	6,912,439	332,557
International Growth and Income Fund, Class R-6	5,875,314	159,009
The Investment Company of America, Class R-6	12,168,682	391,588
Washington Mutual Investors Fund, Class R-6	11,828,845	435,420
		1,952,555
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	14,825,154	344,685
American Funds Global Balanced Fund, Class R-6	12,508,211	345,102
Capital Income Builder, Class R-6	4,187,968	230,966
The Income Fund of America, Class R-6	11,682,207	231,074
		1,151,827
Fixed income funds 27%
American Funds Inflation Linked Bond Fund, Class R-6	25,952,567	242,137
American Funds Mortgage Fund, Class R-6	28,283,278	289,621
The Bond Fund of America, Class R-6	5,433,753	69,063
Capital World Bond Fund, Class R-6	15,130,661	287,937
Intermediate Bond Fund of America, Class R-6	22,138,633	299,757
U.S. Government Securities Fund, Class R-6	28,081,161	394,821
		1,583,336
Total investment securities 100% (cost: $5,720,690,000)		5,768,276
Other assets less liabilities 0%		(2,374)
Net assets 100%		$5,765,902
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 9 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
U.S. Government Securities Fund, Class R-6	28,031,922	1,932,919	1,883,680	28,081,161	$1,375	$394,821
American Funds Mortgage Fund, Class R-6	28,363,648	1,731,811	1,812,181	28,283,278	1,074	289,621
American Funds Inflation Linked Bond Fund, Class R-6	25,855,279	1,675,337	1,578,049	25,952,567	1,492	242,137
					$3,941	$926,579
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$162,447
Gross unrealized depreciation on investment securities	(116,005)
Net unrealized appreciation on investment securities	46,442
Cost of investment securities	5,721,834
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 10 of 17

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 13%	Shares	Value (000)
AMCAP Fund, Class R-6	8,286,788	$203,772
EuroPacific Growth Fund, Class R-6	3,119,280	132,981
The Growth Fund of America, Class R-6	3,785,171	144,593
New Perspective Fund, Class R-6	7,337,286	247,681
		729,027
Growth-and-income funds 29%
American Mutual Fund, Class R-6	10,699,633	351,590
Capital World Growth and Income Fund, Class R-6	6,727,654	277,247
Fundamental Investors, Class R-6	5,790,562	278,584
International Growth and Income Fund, Class R-6	3,768,471	101,990
The Investment Company of America, Class R-6	10,530,763	338,880
Washington Mutual Investors Fund, Class R-6	9,204,006	338,799
		1,687,090
Equity-income and Balanced funds 21%
American Balanced Fund, Class R-6	13,772,007	320,199
American Funds Global Balanced Fund, Class R-6	11,161,371	307,942
Capital Income Builder, Class R-6	5,570,599	307,219
The Income Fund of America, Class R-6	15,541,867	307,418
		1,242,778
Fixed income funds 37%
American Funds Inflation Linked Bond Fund, Class R-6	33,927,198	316,541
American Funds Mortgage Fund, Class R-6	29,809,428	305,248
American High-Income Trust, Class R-6	7,487,815	68,439
The Bond Fund of America, Class R-6	26,052,585	331,128
Capital World Bond Fund, Class R-6	15,333,733	291,801
Intermediate Bond Fund of America, Class R-6	38,804,835	525,417
U.S. Government Securities Fund, Class R-6	24,237,381	340,778
		2,179,352
Total investment securities 100% (cost: $5,732,222,000)		5,838,247
Other assets less liabilities 0%		(2,105)
Net assets 100%		$5,836,142
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 11 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
American Funds Inflation Linked Bond Fund, Class R-6	33,723,255	2,174,641	1,970,698	33,927,198	$1,961	$316,541
American Funds Mortgage Fund, Class R-6	29,901,562	1,766,065	1,858,199	29,809,428	1,132	305,248
					$3,093	$621,789
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$186,256
Gross unrealized depreciation on investment securities	(82,251)
Net unrealized appreciation on investment securities	104,005
Cost of investment securities	5,734,242
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 12 of 17

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth funds 4%	Shares	Value (000)
AMCAP Fund, Class R-6	1,708,836	$42,020
The Growth Fund of America, Class R-6	543,835	20,775
New Perspective Fund, Class R-6	1,247,852	42,123
		104,918
Growth-and-income funds 25%
American Mutual Fund, Class R-6	5,041,355	165,659
Capital World Growth and Income Fund, Class R-6	2,676,320	110,291
Fundamental Investors, Class R-6	2,292,652	110,300
International Growth and Income Fund, Class R-6	1,013,206	27,421
The Investment Company of America, Class R-6	4,293,947	138,179
Washington Mutual Investors Fund, Class R-6	3,763,205	138,524
		690,374
Equity-income and Balanced funds 26%
American Balanced Fund, Class R-6	4,452,360	103,517
American Funds Global Balanced Fund, Class R-6	3,000,865	82,794
Capital Income Builder, Class R-6	4,883,145	269,306
The Income Fund of America, Class R-6	13,615,188	269,308
		724,925
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	20,738,805	193,493
American Funds Mortgage Fund, Class R-6	16,265,684	166,561
American High-Income Trust, Class R-6	14,982,871	136,944
The Bond Fund of America, Class R-6	17,343,449	220,435
Capital World Bond Fund, Class R-6	7,278,520	138,510
Intermediate Bond Fund of America, Class R-6	18,277,556	247,478
U.S. Government Securities Fund, Class R-6	9,928,324	139,592
		1,243,013
Total investment securities 100% (cost: $2,739,228,000)		2,763,230
Other assets less liabilities 0%		(879)
Net assets 100%		$2,762,351
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 13 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
American Funds Inflation Linked Bond Fund, Class R-6	20,961,638	911,284	1,134,117	20,738,805	$1,201	$193,493
American Funds Mortgage Fund, Class R-6	16,517,833	868,092	1,120,241	16,265,684	621	166,561
					$1,822	$360,054
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$79,350
Gross unrealized depreciation on investment securities	(56,566)
Net unrealized appreciation on investment securities	22,784
Cost of investment securities	2,740,446
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 14 of 17

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
January 31, 2016
unaudited
Fund investments Growth-and-income funds 24%	Shares	Value (000)
American Mutual Fund, Class R-6	2,843,462	$93,436
Capital World Growth and Income Fund, Class R-6	1,568,624	64,643
Fundamental Investors, Class R-6	1,265,015	60,860
International Growth and Income Fund, Class R-6	466,752	12,632
The Investment Company of America, Class R-6	2,408,622	77,510
Washington Mutual Investors Fund, Class R-6	2,105,163	77,491
		386,572
Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	2,073,598	48,211
American Funds Global Balanced Fund, Class R-6	1,749,327	48,264
Capital Income Builder, Class R-6	3,551,434	195,862
The Income Fund of America, Class R-6	9,877,657	195,380
		487,717
Fixed income funds 46%
American Funds Inflation Linked Bond Fund, Class R-6	12,210,572	113,925
American Funds Mortgage Fund, Class R-6	9,547,631	97,768
American High-Income Trust, Class R-6	8,738,887	79,873
The Bond Fund of America, Class R-6	10,200,353	129,646
Capital World Bond Fund, Class R-6	4,278,906	81,428
Intermediate Bond Fund of America, Class R-6	12,176,910	164,875
Short-Term Bond Fund of America, Class R-6	1,893,988	18,864
U.S. Government Securities Fund, Class R-6	4,389,535	61,717
		748,096
Total investment securities 100% (cost: $1,667,329,000)		1,622,385
Other assets less liabilities 0%		(610)
Net assets 100%		$1,621,775
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 15 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
American Funds Inflation Linked Bond Fund, Class R-6	12,971,967	578,146	1,339,541	12,210,572	$724	$113,925
American Funds Mortgage Fund, Class R-6*	10,230,789	479,952	1,163,110	9,547,631	373	—
					$1,097	$113,925

*Unaffiliated issuer at 1/31/2016.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,473
Gross unrealized depreciation on investment securities	(54,151)
Net unrealized depreciation on investment securities	(46,678)
Cost of investment securities	1,669,063
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 16 of 17

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2016, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-850-0316O-S49144	American Funds Target Date Retirement Series — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 30, 2016

By _/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 30, 2016